Goodwill And Other Intangible Assets (Changes In The Carrying Amounts Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended											3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Residential Furnishings	Dec. 31, 2012 Residential Furnishings	Dec. 31, 2013 Commercial Fixturing & Components	Dec. 31, 2012 Commercial Fixturing & Components	Dec. 31, 2013 Industrial Materials	Dec. 31, 2012 Industrial Materials	Dec. 31, 2013 Specialized Products:	Dec. 31, 2012 Specialized Products:	Dec. 31, 2013 CVP unit
Goodwill [Roll Forward]
Net goodwill	$ 991.5	$ 926.6		$ 390.0	$ 387.4	$ 199.4	$ 200.1	$ 127.8	$ 67.5	$ 274.3	$ 271.6
Additions for current year acquisitions	6.1	60.2	1.9	0	0	0	0	6.1	60.2	0	0
Adjustments to prior year acquisitions	(0.4)	0		0	0	0	0	(0.4)	0	0	0
Reductions for sale of business	(0.3)	(2.5)		0	0	0	(2.5)	0	0	(0.3)	0
Impairment charge	(63.0)	0	0	0		0		0		(63.0)		(63.0)
Foreign currency translation adjustment/other	(7.1)	7.2		(3.9)	2.6	(2.9)	1.8	0.7	0.1	(1.0)	2.7
Gross goodwill	1,132.4			386.1		339.1		134.2		273.0
Accumulated impairment losses	(205.6)			0		(142.6)		0		(63.0)
Net goodwill	$ 926.8	$ 991.5	$ 926.6	$ 386.1	$ 390.0	$ 196.5	$ 199.4	$ 134.2	$ 127.8	$ 210.0	$ 274.3